Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1,744,848	¥ 1,478,356
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,667,164	1,454,387
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 77,684	¥ 23,969